Report of Directors Financial Review Risk Report - Stage 2 days past due analysis (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 2,923,319	$ 2,948,360
Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,350,371	2,432,751
Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(4,618)	(5,469)
Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	930,658	938,535
Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	102,039	112,902
Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 153,973	$ 148,326
ECL coverage %	0.40%	0.40%
Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 2,507,370	$ 2,700,821
Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (10,197)	$ (11,917)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	1.00%	1.20%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 940,373	$ 949,609
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (9,715)	$ (11,074)
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 102,052	$ 112,917
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (13)	$ (15)
Financial assets at amortised cost, category | Other
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost, category | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 828,580	$ 960,271
Financial assets at amortised cost, category | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (92)	$ (422)
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	2.30%	2.00%
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 117,824	$ 165,842
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (2,679)	$ (3,234)
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	2.70%	2.50%
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	2.40%	2.10%
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	10.20%	9.50%
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	17.20%	13.20%
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 93,248	$ 120,871
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying amount | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	90,157	116,320
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,888	2,571
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying amount | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,203	1,980
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2,546)	(2,964)
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2,147)	(2,458)
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(192)	(245)
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (207)	$ (261)
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	1.00%	0.20%
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	1.00%	0.20%
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 198	$ 1,436
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Gross carrying amount | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	198	1,424
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Gross carrying amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Gross carrying amount | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	12
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2)	(3)
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Allowance for ECL | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2)	(3)
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Allowance for ECL | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Other
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.30%	1.00%
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Other | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.30%	0.90%
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Other | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.00%	5.30%
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Other | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.00%	6.80%
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 1,806	$ 12,734
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Other | Gross carrying amount | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,794	12,417
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Other | Gross carrying amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3	171
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Other | Gross carrying amount | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	9	146
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(5)	(132)
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Other | Allowance for ECL | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(5)	(113)
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Other | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	(9)
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Other | Allowance for ECL | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 0	$ (10)
Financial assets at amortised cost, category | – personal | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.60%	0.60%
Financial assets at amortised cost, category | – personal | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 447,225	$ 447,522
Financial assets at amortised cost, category | – personal | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (2,524)	$ (2,867)
Financial assets at amortised cost, category | – personal | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	2.90%	3.00%
Financial assets at amortised cost, category | – personal | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	2.10%	2.20%
Financial assets at amortised cost, category | – personal | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	12.40%	12.00%
Financial assets at amortised cost, category | – personal | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	21.50%	23.10%
Financial assets at amortised cost, category | – personal | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 39,919	$ 47,483
Financial assets at amortised cost, category | – personal | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying amount | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	37,676	44,634
Financial assets at amortised cost, category | – personal | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,361	1,785
Financial assets at amortised cost, category | – personal | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying amount | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	882	1,064
Financial assets at amortised cost, category | – personal | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,158)	(1,434)
Financial assets at amortised cost, category | – personal | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(799)	(974)
Financial assets at amortised cost, category | – personal | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(169)	(214)
Financial assets at amortised cost, category | – personal | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (190)	$ (246)
Financial assets at amortised cost, category | – corporate and commercial | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	1.60%	1.80%
Financial assets at amortised cost, category | – corporate and commercial | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 410,684	$ 427,655
Financial assets at amortised cost, category | – corporate and commercial | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (6,755)	$ (7,803)
Financial assets at amortised cost, category | – corporate and commercial | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	2.70%	2.20%
Financial assets at amortised cost, category | – corporate and commercial | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	2.60%	2.10%
Financial assets at amortised cost, category | – corporate and commercial | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	4.20%	4.40%
Financial assets at amortised cost, category | – corporate and commercial | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	4.60%	2.50%
Financial assets at amortised cost, category | – corporate and commercial | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 51,231	$ 69,738
Financial assets at amortised cost, category | – corporate and commercial | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying amount | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	50,486	68,446
Financial assets at amortised cost, category | – corporate and commercial | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	506	697
Financial assets at amortised cost, category | – corporate and commercial | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying amount | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	239	595
Financial assets at amortised cost, category | – corporate and commercial | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,358)	(1,500)
Financial assets at amortised cost, category | – corporate and commercial | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,326)	(1,454)
Financial assets at amortised cost, category | – corporate and commercial | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(21)	(31)
Financial assets at amortised cost, category | – corporate and commercial | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (11)	$ (15)
Financial assets at amortised cost, category | – non-bank financial institutions | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.50%	0.50%
Financial assets at amortised cost, category | – non-bank financial institutions | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 82,464	$ 74,432
Financial assets at amortised cost, category | – non-bank financial institutions | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (436)	$ (404)
Financial assets at amortised cost, category | – non-bank financial institutions | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	1.40%	0.80%
Financial assets at amortised cost, category | – non-bank financial institutions | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	1.10%	0.90%
Financial assets at amortised cost, category | – non-bank financial institutions | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	9.50%	0.00%
Financial assets at amortised cost, category | – non-bank financial institutions | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	7.30%	0.00%
Financial assets at amortised cost, category | – non-bank financial institutions | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 2,098	$ 3,650
Financial assets at amortised cost, category | – non-bank financial institutions | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying amount | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,995	3,240
Financial assets at amortised cost, category | – non-bank financial institutions | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	21	89
Financial assets at amortised cost, category | – non-bank financial institutions | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying amount | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	82	321
Financial assets at amortised cost, category | – non-bank financial institutions | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(30)	(30)
Financial assets at amortised cost, category | – non-bank financial institutions | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(22)	(30)
Financial assets at amortised cost, category | – non-bank financial institutions | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2)	0
Financial assets at amortised cost, category | – non-bank financial institutions | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (6)	$ 0